Provisions (Tables)	12 Months Ended
Jun. 30, 2026
Provisions [Abstract]
Provisions
	2026 $’000	2025 $’000
Employee benefits	4,265	3,984
Mine closure and rehabilitation (1)	22,710	19,282
Onerous contracts	17,231	–
Total provisions	44,206	23,266
Comprising:
Current	17,337	3,984
Non-current	26,869	19,282

(1)
The amount reported for the year ended 30 June 2026 is comprised of a provision of $19.3 million for closure and rehabilitation of North American Lithium (2025: $19.3 million) and $3.4 million for rehabilitation of the Tennessee landfill facility (2025: Nil). The timing of closure and rehabilitation of North American Lithium is estimated to occur between 2045 and 2047 whilst the timing of rehabilitation of the Tennessee landfill facility is estimated to occur between 2027 and 2028.

Movement in Provisions
The movement in provisions during the year is as follows:

Year ended 30 June 2026	Employee benefits $’000	Mine closure and rehabilitation $’000	Onerous contracts $’000	Total $’000
At the beginning of the financial year	3,984	19,282	–	23,266
Acquisitions through business combinations	9,094	4,265	21,481	34,840
Amounts capitalised for changes in underlying costs and estimates	–	408	–	408
Charge/(credit) to the Consolidated Statement of Profit or Loss:
Changes in underlying costs and estimates	4,735	–	–	4,735
Released during the year	–	–	(2,270)	(2,270)
Unwinding of discount rate	–	320	17	337
Transfers and other movements	(83)	(736)	–	(819)
Utilisation	(13,465)	(829)	(1,997)	(16,291)
At the end of the financial year	4,265	22,710	17,231	44,206

Year ended 30 June 2025
At the beginning of the financial year	3,953	16,867	–	20,820
Amounts capitalised for changes in underlying costs and estimates	–	2,101	–	2,101
Charge/(credit) to the Consolidated Statement of Profit or Loss:
Changes in underlying costs and estimates	3,904	–	–	3,904
Unwinding of discount rate	–	265	–	265
Transfers and other movements	10	49	–	59
Utilisation	(3,883)	–	–	(3,883)
At the end of the financial year	3,984	19,282	–	23,266